Summary of significant accounting policies (Details Narrative)	12 Months Ended
Dec. 31, 2017
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Plant and equipment estimated useful lives	1 year
Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Plant and equipment estimated useful lives	5 years